Total
Prospectus 1 [Member] | Fund summary
Goal
Putnam Government Money Market Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Information about sales charge discounts is available from your financial professional and in the Appendix to the fund’s prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Prospectus 1 [Member] - Putnam Government Money Market Fund	Class A	Class B	Class C	Class G	Class P	Class R
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	5.00%	1.00%	none	none	none

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Prospectus 1 [Member] - Putnam Government Money Market Fund	Class A	Class B	Class C	Class G	Class P	Class R
Management Fees (as a percentage of Assets)	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and Service (12b-1) Fees	none	none	none	none	none	none
Other Expenses (as a percentage of Assets):	0.23%	0.23%	0.23%	0.10%	0.10%	0.23%
Expenses (as a percentage of Assets)	0.51%	0.51%	0.51%	0.38%	0.38%	0.51%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Prospectus 1 [Member] - Putnam Government Money Market Fund - USD ($)	Expense Example, with Redemption, 1 Year		Expense Example, with Redemption, 3 Years		Expense Example, with Redemption, 5 Years		Expense Example, with Redemption, 10 Years		Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	52		164		285		640
Class B	552	[1]	464	[1]	485	[1]	640	[1]	52	164	285	640
Class C	152		164		285		640		52	164	285	640
Class G	39		122		213		480
Class P	39		122		213		480
Class R	52		164		285		640
[1]	Reflects assessment of deferred sales charge assuming class B or C shares were acquired by exchange from one or more other Putnam funds immediately after purchase of shares from such other fund(s).

Investments, risks, and performance

Investments

We invest at least 99.5 percent of the fund’s total assets in cash, U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities or cash. We invest mainly in debt securities that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., U.S. Treasury bills) or by the credit of a federal agency or government-sponsored entity (e.g.,securities issued by Fannie Mae and Freddie Mac). The U.S. government securities in which we invest may also include variable and floating rate instruments and when-issued and delayed delivery securities (i.e., payment or delivery of the securities occurs at a future date for a predetermined price). Under normal circumstances, we invest at least 80% of the fund’s net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. This policy may be changed only after 60 days’ notice to shareholders. The securities purchased by the fund are subject to quality, maturity, diversification and other requirements pursuant to rules promulgated by the Securities and Exchange Commission. We may consider, among other factors, credit and interest rate risks and characteristics of the issuer or counterparty, as well as general market conditions, when deciding whether to buy or sell investments.

Risks

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance and may exacerbate other risks to which the fund is subject.

The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Certain securities in which the fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and is not intended to be a complete investment program. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

You could lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares
Best calendar quarter
Dec. 31, 2022
0.78%
Worst calendar quarter
Mar. 31, 2022
none

Average annual total returns (for periods ended 12/31/22)
Average Annual Total Returns - Prospectus 1 [Member] - Putnam Government Money Market Fund	1 Year	5 Years	Since Inception	Inception Date
Class R	1.26%	0.89%	0.70%	Apr. 14, 2016
Class A	1.26%	0.89%	0.70%
Class B	(3.74%)	0.50%	0.71%
Class C	0.26%	0.89%	0.70%
Class G	1.35%	0.97%	0.79%
Class P	1.35%	0.97%	0.79%

Prospectus 2 [Member] | Fund summary
Goal
Putnam Government Money Market Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell Class I shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Prospectus 2 [Member] Putnam Government Money Market Fund Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Prospectus 2 [Member] Putnam Government Money Market Fund Class I
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.38%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Prospectus 2 [Member] | Putnam Government Money Market Fund | Class I | USD ($)	39	122	213	480

Investments, risks, and performance

Investments

We invest at least 99.5 percent of the fund’s total assets in cash, U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities or cash. We invest mainly in debt securities that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., U.S. Treasury bills) or by the credit of a federal agency or government-sponsored entity (e.g.,securities issued by Fannie Mae and Freddie Mac). The U.S. government securities in which we invest may also include variable and floating rate instruments and when-issued and delayed delivery securities (i.e., payment or delivery of the securities occurs at a future date for a predetermined price). Under normal circumstances, we invest at least 80% of the fund’s net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. This policy may be changed only after 60 days’ notice to shareholders. The securities purchased by the fund are subject to quality, maturity, diversification and other requirements pursuant to rules promulgated by the Securities and Exchange Commission. We may consider, among other factors, credit and interest rate risks and characteristics of the issuer or counterparty, as well as general market conditions, when deciding whether to buy or sell investments.

Risks

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues,and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Certain securities in which the fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

There is no guarantee that the investment techniques, analyses, or judgment that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and is not intended to be a complete investment program. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

You could lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Please remember that past performance is not necessarily an indication of future results.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class I shares
Best calendar quarter
Dec. 31, 2022
0.81%
Worst calendar quarter
Mar. 31, 2022
none

Average annual total returns (for periods ended 12/31/22)
Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
Prospectus 2 [Member] | Putnam Government Money Market Fund | Class I	1.35%	0.97%	0.79%	Apr. 14, 2016